CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (20,785,861)	$ (15,820,997)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	2,292,797	609,489
Bad debt expense	5,915	219,759
Loss on sale of property	135,772
Loss (gain) on sale of spare parts	22,619	(191,530)
Loss on deferred costs		2,809,031
Foreign exchange loss (gain)		(96,415)
Gain on disposal of flight equipment	(455,700)
Amortization of debt issue costs	901,956	630,290
Amortization of operating lease right of use assets	8,172,685	4,797,056
Share-based payments	2,465,039	1,386,533
Interest on finance leases	435,266	102,561
Changes in assets and liabilities
Accounts receivable	(7,746,494)	(1,946,757)
Assets held for sale	1,665,740	(340,561)
Prepaid expenses and other current assets	(321,844)	(1,262,183)
Accounts payable	2,364,759	2,938,216
Accrued liabilities and other liabilities	17,153,154	6,353,307
Operating lease obligations	(7,927,758)	(3,482,839)
Other liabilities	242,240	(306,008)
Net cash used in operating activities	(1,379,715)	(3,601,048)
CASH FLOWS FROM INVESTING ACTIVITIES
Deposits, deferred costs and other assets	(9,143,650)	(3,247,035)
Purchases of property and equipment	(4,042,292)	(1,911,669)
Net cash used in investing activities	(13,185,942)	(5,158,704)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on finance leases	(479,923)	(501,169)
Proceeds on issuance of shares	1,871,784	802,325
Proceeds from note payable	35,289,725	5,925,529
Repayment of note payable	(9,901,626)
Net cash provided by financing activities	26,779,960	6,226,685
Net increase (decrease) in cash, cash equivalents, and restricted cash	12,214,303	(2,533,067)
Cash, cash equivalents and restricted cash - beginning of the year	5,460,934	7,994,001
Cash, cash equivalents and restricted cash - end of the year	17,675,237	5,460,934
Non-cash transactions
Right-of-use (ROU) assets acquired through operating leases	57,100,580	10,081,357
Equipment acquired through finance leases	1,915,366	(2,840,936)
Note Payable reductions through accounts receivable from sale of Assets held for sale	145,089
Discount on proceeds from note payable due to professional fees	35,900
Acquisition of Intangible Asset	428,400
Airframe Parts acquired through financing		1,065,180
Warrants issued for debt (debt discount)	3,837,565	2,130,642
Cash paid for
Interest	$ 753,414	$ 622,439